Accounting policies	6 Months Ended
Jun. 30, 2023
Accounting policies
Accounting policies

Note 1. Accounting policies

This condensed interim report is presented in accordance with International Accounting Standard (IAS) 34, Interim Financial Reporting. The Consolidated Group’s consolidated accounts have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), together with the interpretations from IFRS Interpretations Committee (IFRS IC). The IFRS standards applied by SEK are all endorsed by the European Union (EU). The accounting also follows the additional standards imposed by the Annual Accounts Act for Credit Institutions and Securities Companies (1995:1559) (ÅRKL) and the regulation and general guidelines issued by Finansinspektionen (the Swedish FSA), “Annual Reports in Credit Institutions and Securities Companies” (FFFS 2008:25). In addition to this, the supplementary accounting rules for groups (RFR 1) issued by the Swedish Financial Reporting Board have been applied. SEK also follows the state’s principles for external reporting in accordance with its State Ownership Policy and principles for state-owned enterprises.

The accounting policies, methods of computation and presentation of the Consolidated Group are, in all material aspects, the same as those used for the 2022 annual financial statements included in SEK’s 2022 Annual Report on Form 20-F, except for the changes described below. SEK analyzes and assesses the application and impact of changes in financial reporting standards that are applied within the Group. Changes that are not mentioned are either not applicable to SEK or have been determined to not have a material impact on SEK’s financial reporting.

Amendments to IAS 12 Income Taxes for deferred tax, which became effective for annual reporting periods beginning on or after January 1, 2023, relate to assets and liabilities arising from a single transaction. The amendments require companies to recognize deferred tax on particular transactions that, upon initial recognition, give rise to taxable and deductible temporary differences of equal amounts, for example a lease liability and its corresponding right-of-use asset at the commencement of the lease. The change affects SEK’s accounting principles, but has no material impact on SEK’s financial statements, capital adequacy or large exposure ratios. The transition effect for opening balances as of 2023 was insignificant.

There are no IFRS or IFRS Interpretations Committee interpretations that are not yet applicable that are expected to have a material impact on SEK’s financial statements, capital adequacy or large exposure ratios.